Accounts receivable, net	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
Accounts receivable, net

4. Accounts receivable, net

Accounts receivable, net consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Accounts receivables	51,738	81,066
Less: allowance of credit losses	(23,594)	(20,007)
Total	28,144	61,059

The Group recorded allowance for credit losses of RMB91, RMB11,539 for the years ended December 31, 2022 and 2023 and reverse for credit losses of RMB3,587 for the years ended December 31, 2024, respectively. The Group adopted ASU 2016-13 from January 1, 2023 using modified-retrospective transition approach with a cumulative-effect adjustment to shareholders’ equity amounting to RMB617 recognized as of January 1, 2023. For the year ended December 31, 2023 and 2024, accounts receivables written-off were RMB4,170 and nil, respectively.

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022, 2023 and 2024

(All amounts in thousands, except for share and per share data, unless otherwise noted)